Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.7%
iShares Core S&P 500 ETF(a)(b)
(Cost $155,297,305) ......................................................... 338,778 $ 139,264,860
Number of
Contracts Notional Amount
Purchased Options – 0.3%
Puts – Exchange-Traded – 0.3%
S&P 500 Index, April Strike Price $3,965, Expires 4/21/23 ............... 64 $ 25,376,000 137,280
S&P 500 Index, May Strike Price $3,625, Expires 5/19/23 ............... 173 62,712,500 229,225
366,505
Total Purchased Options (Cost $1,473,031) ......................................................... 366,505
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $62,665) .............................................................. 62,665 62,665
Total Investments – 100.0%
(Cost $156,833,001) ......................................................................... $ 139,694,030
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (20,594)
Net Assets – 100.0% .......................................................................... $ 139,673,436
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, May Strike Price $3,430, Expires 5/19/23
(Premiums Received $507,753) .................................. (173) (59,339,000) $ (114,180)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $106,880,800 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.7%
Purchased Options ............................................................................... 0.3%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%